Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition
Schedule of fair value of assets acquired and goodwill resulted for this acquisition
The Group has completed the valuation of the assets acquired with the assistance of a third party valuation firm and determined the consideration, fair value of the Group’s existing investment in Nonolive at the time of acquisition, fair value of assets acquired and goodwill resulted for this acquisition are follows:

2018
RMB
Cash consideration	57,971,520
Fair value of the Group’s cost method investment	6,495,982
Less: fair value of assets acquired
—Platform	10,000,000
—Brand Name	40,800,000

Goodwill	13,667,502

Schedule of unaudited pro forma results of operations
The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2018 assuming that acquisitions occurred as of January 1, 2018. The unaudited
pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

	Years ended December 31,
	2017	2018
	RMB	RMB
Pro forma revenue	1,911,340,047	3,681,270,272
Pro forma loss from operations	(696,280,827)	(879,923,547)
Pro forma net loss	(697,409,834)	(903,761,476)
Pro forma net loss per share, basic and diluted	(85.17)	(111.37)